UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HT Partners LLC
Address:  180 Westbrook road
          Unit #4
          Essex, CT 06426

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Decker
Title:    Managing Member & CCO
Phone:    860-661-4161

Signature, Place, and Date of Signing:

     /s/ Peter J. Decker            Essex, Connecticut            May 8, 2013
     -------------------            ------------------            -----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           38
                                         -----------

Form 13F Information Table Value Total:  $   109,714
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Inc                                   Equities 037833100     212,888         481          Full                SOLE
AT&T Inc                                    Equities 00206R102   2,373,109      64,680          Full                SOLE
Berkshire Hathaway Cl B                     Equities 084670207     940,301       9,024          Full                SOLE
Central Fd Cda Ltd Cla                      Equities 153501101   3,259,003     168,250          Full                SOLE
Chevron Corporation                         Equities 166764100   3,370,448      28,366          Full                SOLE
Coca Cola Company                           Equities 191216100   2,516,136      62,219          Full                SOLE
Consumer Discretionary SPDR ETF             Equities 81369Y407   5,554,082     104,794          Full                SOLE
Consumer Staples SPDR ETF                   Equities 81369Y308   5,674,582     142,685          Full                SOLE
Exxon Mobil Corporation                     Equities 30231G102   3,263,514      36,217          Full                SOLE
Financials SPDR ETF                         Equities 81369Y605   5,511,537     302,682          Full                SOLE
General Electric Company                    Equities 369604103   3,386,178     146,461          Full                SOLE
Google Inc Class A                          Equities 38259P508     916,493       1,154          Full                SOLE
Guggenheim 2014 Maturity ETF                Equities 18383M571     797,101      37,405          Full                SOLE
Guggenheim 2015 Maturity ETF                Equities 18383M563     479,062      21,915          Full                SOLE
Healthcare SPDR ETF                         Equities 81369Y209   5,675,624     123,359          Full                SOLE
I Shares Barclay St Treasury Bond           Equities 464288679   1,770,404      16,061          Full                SOLE
I Shares DJ Utilities                       Equities 464287697   5,632,188      58,004          Full                SOLE
I Shares Dow Jones Technology               Equities 464287721   5,117,258      69,803          Full                SOLE
I Shares Floating Rate Note                 Equities 46429B655     896,935      17,698          Full                SOLE
I Shares HY Corporate Bond Index            Equities 464288513     910,478       9,650          Full                SOLE
International Business Machines Corp        Equities 459200101   3,450,767      16,178          Full                SOLE
iShares Barclays TIPS Bond Fund             Equities 464287176     894,230       7,374          Full                SOLE
iShares Russell 1000 Growth Index           Equities 464287614     857,368      12,013          Full                SOLE
Ishares Tr Dj US Energy                     Equities 464287796   5,329,041     118,082          Full                SOLE
Ishares Tr Dj US Indl                       Equities 464287754   5,519,667      67,585          Full                SOLE
Ishares Tr S&P 100 Index                    Equities 464287101     487,305       6,919          Full                SOLE
Johnson & Johnson                           Equities 478160104  14,851,994     182,166          Full                SOLE
JpMorgan Alerian MLP Index ETN              Equities 46625H365     489,274      10,758          Full                SOLE
Lilly Eli & Company                         Equities 532457108     558,075       9,827          Full                SOLE
Materials SPDR ETF                          Equities 81369Y100   5,145,627     131,333          Full                SOLE
Microsoft Corp                              Equities 594918104     784,349      27,420          Full                SOLE
Schwab International Equity ETF             Equities 808524805     866,075      31,109          Full                SOLE
Schwab U.S. Broad Market ETF                Equities 808524102   7,801,919     205,530          Full                SOLE
Vanguard REIT ETF                           Equities 922908553     514,869       7,300          Full                SOLE
Vanguard Short Term Bond Index              Equities 921937827     334,327       4,128          Full                SOLE
Wal-Mart Stores Inc                         Equities 931142103     820,286      10,962          Full                SOLE
Wells Fargo & Co New                        Equities 949746101   2,527,453      68,328          Full                SOLE
Wisdomtree Emerging Mkts                    Equities 97717W315     224,535       4,078          Full                SOLE